Annual Total Returns (Vanguard Mega Cap Index Fund - ETF Shares ETF) (Vanguard Mega Cap Index Fund, Vanguard Mega Cap Index Fund - ETF Shares)	18 Months Ended
Feb. 28, 2013
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Annual Total Return
2012	16.11%
2011	2.32%
2010	13.81%
2009	25.43%
2008	(36.08%)